Retirement Benefits Plan (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of defined contribution plans

Years ended December 31,	2022	2021

Defined contribution plans	$5,169	$4,567

401(k) matched savings plan	4,110	3,025

Net pension expense	$9,279	$7,592